COMMITMENTS AND CONTINGENCIES (Details) (USD $)		12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Ground lease for one of the project	Dec. 31, 2012 Ground lease for one of the project	Dec. 31, 2011 Ground lease for one of the project	Jan. 28, 2014 REIT Redux, L.P. et al v. PMC Commercial Trust, et al PMC Commercial Maximum	Jan. 28, 2014 REIT Redux, L.P. et al v. PMC Commercial Trust, et al CIM Service Provider Maximum
Commitments and contingencies
Number of common shares agreed to be purchased as a part of litigation settlement						2,750,000
Market price (in dollar per share)						$ 5.00
Attorney's fees and expenses					$ 772,000
Number of common shares agreed to be purchase which are owned by REIT Redux						500,000
Current annual rent		437,000
Period after which the annual rental payment will be increased by greater of 15% or 50% of the increase in the Consumer Price Index		5 years
Increase in annual rental payment after every 5 years, option one (as a percent)		15.00%
Increase in annual rental payment after every 5 years, option two (as a percent)		50.00%
Adjustment period used to calculate increase in the Consumer Price Index		5 years
Increase in rent payable during the balance of the lease term expressed as a percentage of rent payable during the immediately preceding lease year commencing on June 1, 2040 and June 1, 2065		10.00%
Rent expense		1,752,000	1,752,000	1,752,000
Straight-line rent liability		9,863,000	8,688,000
Scheduled future noncancelable minimum lease payments
2014	437,000
2015	476,000
2016	503,000
2017	503,000
2018	503,000
Thereafter	129,031,000
Total	$ 131,453,000